Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Jun. 30, 2020 USD ($)	[1]	Jun. 30, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Cash and cash equivalents [abstract]
Cash and bank balances			$ 12,097	$ 4,641
Cash equivalents			29,376	15,850
Total cash equivalents	$ 1,797		$ 41,473	$ 20,491

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3